Short-Term Borrowings - Schedule of Short-Term Borrowings (Details)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Oct. 30, 2023 CNY (¥)	May 09, 2023 CNY (¥)	Mar. 29, 2023 CNY (¥)	Nov. 22, 2022 CNY (¥)	Jun. 27, 2022 CNY (¥)	Mar. 15, 2020 CNY (¥)
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		¥ 10,497,682		$ 1,460,364		¥ 25,603,498
Bank of China Shenzhen Nantou Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings			[1]			6,300,000	[1]		¥ 2,000,000	¥ 5,000,000
Industrial and Commercial Bank of China [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		6,990,000	[2]	972,400	[2]	3,000,000	[2]						¥ 3,000,000
Shenzhen Futian Yinzuo Rural Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings			[3]			1,559,968	[3]					¥ 2,000,000
Bank of China Shenzhen Dongbu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings			[4]			5,000,000	[4]	¥ 3,000,000			¥ 5,000,000
Bank of China Shenzhen Dongbu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[5]					3,000,000
Bank of Ningbo [Member]
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings	[6]	¥ 3,507,682		$ 487,964		¥ 6,743,530

[1]	On March 29, 2023, JYD WLKJ entered into a working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 5,000,000 with one-year term with an interest rate of 4.1%. On May 9, 2023, JYD WLKJ entered into another working capital loan agreement with Bank of China Shenzhen Nantou Branch in the total amount of RMB 2,000,000 with one-year term with an interest rate of 3.8%. The loan was guaranteed by Shenzhen Gaoxintou SE Financing Guarantee Co., LTD and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). As of December 31, 2023, RMB 700,000 was repaid, and total amount of RMB 6,300,000 was outstanding for these two loans. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[2]	On March 15, 2020, JYD HQ initially entered into a loan agreement with Industrial and Commercial Bank of China (“ICBC”) in the total amount of RMB3,000,000 with a half-year term with an interest rate of 4.65%. The loan is subject to repayment and is eligible for renewal every six month. In March 2024, the loan was fully repaid and JYD HQ entered into a new loan agreement in the total amount of RMB 3,000,000 (US$417,339) with one year term, due in March 2025. In June 2024, JYD DS entered into a series of loan agreements with ICBC in the total amount of RMB 3,000,000 (US$417,339). In July 2024, JYD BG entered into a loan agreements with ICBC in the total amount of RMB 1,000,000 (US$139,113). These loans are all due on May 31, 2025. All loans with ICBC bears an interest of 4.25%. During the year ended December 31, 2024, RMB10,000 (US$1,391) was repaid and total amount of RMB6,990,000 (US$972,400) was outstanding.
[3]	On June 27, 2022, JYD WLKJ entered into a loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 with an interest rate of 10.512% with one-year term. The amount was repaid when it was due in June 2023. On July 5, 2023, JYD WLKJ entered into a new loan agreement with Shenzhen Futian Yinzuo Rural Bank in the total amount of RMB2,000,000 with an interest rate of 10.512% with one-year term. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[4]	On November 22, 2023, JYD HQ entered into a new one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB5,000,000 with an interest rate of 3.6%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group ( Geng Xiaogang and Xiaohua Jia). During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[5]	On October 30 2023, JYD SZGJHY entered into a one-year maturity loan agreement with Bank of China Shenzhen Dongbu Branch in the total amount of RMB3,000,000 with an interest rate of 3.75%. During the year ended December 31, 2024, the total outstanding loan was fully repaid when it was due.
[6]	On November 14, 2023, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD1,000,000 with an interest rate of 6.5%. The loan was guaranteed by JYD WLKJ. As of December 31, 2023, the Group withdrew RMB6,743,530. During the year ended December 31, 2024, a total amount of RMB21,813,555 (US$3,034,549) was withdrawn and the loan was fully repaid when it is due in November 2024. On November 15, 2024, JYD NJWL entered into a one-year revolving credit agreement with Bank of Ningbo with the maximum amount of USD500,000 with an average interest rate of 6.36% in 2024. As of December 31, 2024, RMB4,718,240 (US$656,369) was withdrawn, and RMB3,507,682 (US$487,964) was outstanding.